Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 4,328	$ 5,484	$ 3,640
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	403	(197)	(45)
Net change in pension and other postretirement benefit plans	(759)	(224)	(694)
Other comprehensive loss before income taxes	(356)	(421)	(739)
Income tax recovery (expense)	291	(5)	148
Other comprehensive loss	(65)	(426)	(591)
Comprehensive income	$ 4,263	$ 5,058	$ 3,049